Other Current and Long-Term Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Assets - Current
Prepaid Intellectual Property	$ 2,844	$ 2,890	$ 2,443
Prepaid Insurance	69	1,365	431
Prepaid Acquisitions			2,243
Prepaid Freight			216
Prepaid Manufacturing Components		164	79
Prepaid Catalogs	322
Prepaid Inventory	559
Prepaid Rent		1,054
Prepaid Maintenance	929	1,572	885
Prepaid Shipping Supplies	911	1,254	2,831
Total Other Assets - Current	5,634	8,299	9,128
Other Long-Term Assets
Income tax receivable		747
Deposits	275	270	3,748
Total Other Long-Term Assets	$ 275	$ 1,017	$ 3,748